Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 7,031	$ 7,490	$ 9,116